SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Revenue Recognition and Equity Securities) (Detail)	Jan. 01, 2018 USD ($) a	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Summary of Significant Accounting Policies [Line Items]
Cumulative effect adjustments to retained earnings			$ 2,472,000
Contract with Customer, Liability		$ 3,100,000	3,100,000
Cumulative Distributions and Net Income (Loss)
Summary of Significant Accounting Policies [Line Items]
Cumulative effect adjustments to retained earnings			$ 27,618,000
Park Highlands | Undeveloped Land | Disposed of by Sale
Summary of Significant Accounting Policies [Line Items]
Area of land sold | a	102
Accounting Standards Update 2014-09 | Cumulative Distributions and Net Income (Loss)
Summary of Significant Accounting Policies [Line Items]
Cumulative effect adjustments to retained earnings	$ 2.5
Accounting Standards Update 2016-01 | Cumulative Distributions and Net Income (Loss)
Summary of Significant Accounting Policies [Line Items]
Cumulative effect adjustments to retained earnings	$ 25,100,000